Consolidated Balance Sheets (Q2) (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued and outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued and outstanding	283,770,000	279,803,000	185,233,000